Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	RMB Investors Trust
Entity Central Index Key	0000030126
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	RMB Fund
Class Name	Class A
Trading Symbol	RMBHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RMB Fund (the “Fund”) for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
Additional Information Phone Number	1-800-462-2392
Additional Information Website	www.rmbfunds.com/documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$130	1.22%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
While the Fund delivered a strong absolute return, it underperformed the S&P 500 Index. The year was marked by significant macroeconomic volatility, including the “DeepSeek” AI shock in January and the “Liberation Day” tariff announcements in April, which initially triggered a sharp “risk-off” response before markets rebounded on a 90-day tariff postponement. While the Federal Reserve’s shift toward monetary easing in the latter half of the year provided a tailwind for valuations, the Fund’s focus on high-quality businesses with strong capital discipline often lagged a high-beta rally that favored riskier segments of the market. Narrow market leadership and extreme concentration in mega-cap technology stocks remained the dominant drivers once again this year. The Fund benefited from owning some of these stocks, including top contributors like Alphabet Inc. (GOOGL), NVIDIA Corp. (NVDA), Microsoft Corp. (MSFT), and Broadcom Inc. (AVGO), but the narrow leadership posed challenges for performance outside this area. From a sector perspective, Communication Services was the primary contributor to relative results, followed by Consumer Staples and Consumer Discretionary. Conversely, stock selection within the Information Technology and Health Care sectors weighed heavily on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
RMB Fund Class A (without sales charge)†	12.49	9.35	11.60
RMB Fund Class A (with sales charge)†	6.86	8.23	11.03
S&P 500 Index Total Return	17.88	14.42	14.82
Russell 3000 Index Total Return	17.15	13.15	14.29
[1]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.rmbfunds.com/our-funds/rmb-fund and select the applicable share class for more recent performance information.
Net Assets	$ 114,513,569
Holdings Count | $ / shares	37
Advisory Fees Paid, Amount	$ 676,597
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$114,513,569	Portfolio Turnover	43%
Number of Holdings	37	30-Day SEC Yield (Class-Specific)	-0.05%
Net Advisory Fee	$676,597

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2025)
Top Sectors (%)[1]

Top 10 Holdings	(%)
Alphabet, Inc. - Class A	12.6%
Microsoft Corp.	11.7%
NVIDIA Corp.	6.8%
Amazon.com, Inc.	6.7%
Apple, Inc.	5.6%
Visa, Inc. - Class A	4.0%
TJX Cos., Inc. (The)	3.5%
AMETEK, Inc.	3.3%
JPMorgan Chase & Co.	3.2%
Booking Holdings, Inc.	2.7%
Top Industries (%)[1]
[2]
Updated Prospectus Web Address	www.rmbfunds.com/documents
Class C
Shareholder Report [Line Items]
Fund Name	RMB Fund
Class Name	Class C
Trading Symbol	RMBJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RMB Fund (the “Fund”) for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
Additional Information Phone Number	1-800-462-2392
Additional Information Website	www.rmbfunds.com/documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$209	1.97%

Expenses Paid, Amount	$ 209
Expense Ratio, Percent	1.97%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
While the Fund delivered a strong absolute return, it underperformed the S&P 500 Index. The year was marked by significant macroeconomic volatility, including the “DeepSeek” AI shock in January and the “Liberation Day” tariff announcements in April, which initially triggered a sharp “risk-off” response before markets rebounded on a 90-day tariff postponement. While the Federal Reserve’s shift toward monetary easing in the latter half of the year provided a tailwind for valuations, the Fund’s focus on high-quality businesses with strong capital discipline often lagged a high-beta rally that favored riskier segments of the market. Narrow market leadership and extreme concentration in mega-cap technology stocks remained the dominant drivers once again this year. The Fund benefited from owning some of these stocks, including top contributors like Alphabet Inc. (GOOGL), NVIDIA Corp. (NVDA), Microsoft Corp. (MSFT), and Broadcom Inc. (AVGO), but the narrow leadership posed challenges for performance outside this area. From a sector perspective, Communication Services was the primary contributor to relative results, followed by Consumer Staples and Consumer Discretionary. Conversely, stock selection within the Information Technology and Health Care sectors weighed heavily on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
RMB Fund Class C (without sales charge)†	11.68	8.53	10.77
RMB Fund Class C (with sales charge)†	10.70	8.53	10.77
S&P 500 Index Total Return	17.88	14.42	14.82
Russell 3000 Index Total Return	17.15	13.15	14.29
[3]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.rmbfunds.com/our-funds/rmb-fund and select the applicable share class for more recent performance information.
Net Assets	$ 114,513,569
Holdings Count | $ / shares	37
Advisory Fees Paid, Amount	$ 676,597
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$114,513,569	Portfolio Turnover	43%
Number of Holdings	37	30-Day SEC Yield (Class-Specific)	-0.87%
Net Advisory Fee	$676,597

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2025)
Top Sectors (%)[1]

Top 10 Holdings	(%)
Alphabet, Inc. - Class A	12.6%
Microsoft Corp.	11.7%
NVIDIA Corp.	6.8%
Amazon.com, Inc.	6.7%
Apple, Inc.	5.6%
Visa, Inc. - Class A	4.0%
TJX Cos., Inc. (The)	3.5%
AMETEK, Inc.	3.3%
JPMorgan Chase & Co.	3.2%
Booking Holdings, Inc.	2.7%
Top Industries (%)[1]
[4]
Updated Prospectus Web Address	www.rmbfunds.com/documents
Class I
Shareholder Report [Line Items]
Fund Name	RMB Fund
Class Name	Class I
Trading Symbol	RMBGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RMB Fund (the “Fund”) for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
Additional Information Phone Number	1-800-462-2392
Additional Information Website	www.rmbfunds.com/documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$103	0.97%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
While the Fund delivered a strong absolute return, it underperformed the S&P 500 Index. The year was marked by significant macroeconomic volatility, including the “DeepSeek” AI shock in January and the “Liberation Day” tariff announcements in April, which initially triggered a sharp “risk-off” response before markets rebounded on a 90-day tariff postponement. While the Federal Reserve’s shift toward monetary easing in the latter half of the year provided a tailwind for valuations, the Fund’s focus on high-quality businesses with strong capital discipline often lagged a high-beta rally that favored riskier segments of the market. Narrow market leadership and extreme concentration in mega-cap technology stocks remained the dominant drivers once again this year. The Fund benefited from owning some of these stocks, including top contributors like Alphabet Inc. (GOOGL), NVIDIA Corp. (NVDA), Microsoft Corp. (MSFT), and Broadcom Inc. (AVGO), but the narrow leadership posed challenges for performance outside this area. From a sector perspective, Communication Services was the primary contributor to relative results, followed by Consumer Staples and Consumer Discretionary. Conversely, stock selection within the Information Technology and Health Care sectors weighed heavily on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (02/01/2017)
RMB Fund Class I (without sales charge)	12.80	9.62	12.99
S&P 500 Index Total Return	17.88	14.42	15.05
Russell 3000 Index Total Return	17.15	13.15	14.37

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.rmbfunds.com/our-funds/rmb-fund and select the applicable share class for more recent performance information.
Net Assets	$ 114,513,569
Holdings Count | $ / shares	37
Advisory Fees Paid, Amount	$ 676,597
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$114,513,569	Portfolio Turnover	43%
Number of Holdings	37	30-Day SEC Yield (Class-Specific)	0.20%
Net Advisory Fee	$676,597

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2025)
Top Sectors (%)[1]

Top 10 Holdings	(%)
Alphabet, Inc. - Class A	12.6%
Microsoft Corp.	11.7%
NVIDIA Corp.	6.8%
Amazon.com, Inc.	6.7%
Apple, Inc.	5.6%
Visa, Inc. - Class A	4.0%
TJX Cos., Inc. (The)	3.5%
AMETEK, Inc.	3.3%
JPMorgan Chase & Co.	3.2%
Booking Holdings, Inc.	2.7%
Top Industries (%)[1]
[5]
Updated Prospectus Web Address	www.rmbfunds.com/documents
Class A
Shareholder Report [Line Items]
Fund Name	RMB Mendon Financial Services Fund
Class Name	Class A
Trading Symbol	RMBKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RMB Mendon Financial Services Fund (the “Fund”) for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
Additional Information Phone Number	1-800-462-2392
Additional Information Website	www.rmbfunds.com/documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$142	1.33%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the third straight year, bank stocks shook off the underperformance during the first half of the year in the second half. Through a liquidity crisis in 2023, commercial real estate fears in 2024, and macro concerns related to tariff uncertainty in 2025, bank stocks have managed to demonstrate resiliency and deliver positive returns each of the past three years. The past three years have all felt similar, with an initial panic in the first quarter followed by a brief period of sentiment that the sector is too scary to invest in and the feeling from generalists that this could be the Great Financial Crisis all over again. Sometime in the back half of each year, the market seems to realize the fears were overblown, the stocks become too cheap to ignore, the tailwinds become relevant again, and bank stocks outperform in the back half. We could not have predicted the factors that drove the sell-offs in the first quarter of the last three years, but our fundamental knowledge of the sector allowed us to stick to our thesis through it all and outperform the  NASDAQ Bank Index in 2025. We believe the tailwinds of deregulation, the resulting mergers and acquisitions, a strong macro environment and tariff clarity, and a better shaped yield curve should continue to put wind in the sails of the sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
RMB Mendon Financial Services Fund Class A (without sales charge)†	12.85	11.84	9.34
RMB Mendon Financial Services Fund Class A (with sales charge)†	7.20	10.70	8.78
Russell 3000 Index Total Return	17.15	13.15	14.29
NASDAQ Bank Index Total Return	0.35	6.93	6.97
[6]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.rmbfunds.com/our-funds/rmb-mendon-financial-services-fund and select the applicable share class for more recent performance information.
Net Assets	$ 232,088,215
Holdings Count | $ / shares	58
Advisory Fees Paid, Amount	$ 1,551,896
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$232,088,215	Portfolio Turnover	50%
Number of Holdings	58	30-Day SEC Yield (Class-Specific)	0.67%
Net Advisory Fee	$1,551,896

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2025)
Top Sectors (%)[1]

Top 10 Holdings	(%)
Abacus Global Management, Inc.	6.9%
Equity Bancshares, Inc. - Class A	6.8%
Primis Financial Corp.	6.0%
VersaBank	5.1%
First Horizon Corp.	4.6%
Mechanics Bancorp - Class A	4.3%
Renasant Corp.	4.1%
Commercial Bancgroup, Inc.	3.8%
USCB Financial Holdings, Inc.	3.6%
Origin Bancorp, Inc.	3.2%
Top Industries (%)[1]
[7]
Updated Prospectus Web Address	www.rmbfunds.com/documents
Class C
Shareholder Report [Line Items]
Fund Name	RMB Mendon Financial Services Fund
Class Name	Class C
Trading Symbol	RMBNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RMB Mendon Financial Services Fund (the “Fund”) for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
Additional Information Phone Number	1-800-462-2392
Additional Information Website	www.rmbfunds.com/documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$220	2.08%

Expenses Paid, Amount	$ 220
Expense Ratio, Percent	2.08%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the third straight year, bank stocks shook off the underperformance during the first half of the year in the second half. Through a liquidity crisis in 2023, commercial real estate fears in 2024, and macro concerns related to tariff uncertainty in 2025, bank stocks have managed to demonstrate resiliency and deliver positive returns each of the past three years. The past three years have all felt similar, with an initial panic in the first quarter followed by a brief period of sentiment that the sector is too scary to invest in and the feeling from generalists that this could be the Great Financial Crisis all over again. Sometime in the back half of each year, the market seems to realize the fears were overblown, the stocks become too cheap to ignore, the tailwinds become relevant again, and bank stocks outperform in the back half. We could not have predicted the factors that drove the sell-offs in the first quarter of the last three years, but our fundamental knowledge of the sector allowed us to stick to our thesis through it all and outperform the  NASDAQ Bank Index in 2025. We believe the tailwinds of deregulation, the resulting mergers and acquisitions, a strong macro environment and tariff clarity, and a better shaped yield curve should continue to put wind in the sails of the sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
RMB Mendon Financial Services Fund Class C (without sales charge)†	12.00	11.00	8.52
RMB Mendon Financial Services Fund Class C (with sales charge)†	11.00	11.00	8.52
Russell 3000 Index Total Return	17.15	13.15	14.29
NASDAQ Bank Index Total Return	0.35	6.93	6.97
[8]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.rmbfunds.com/our-funds/rmb-mendon-financial-services-fund and select the applicable share class for more recent performance information.
Net Assets	$ 232,088,215
Holdings Count | $ / shares	58
Advisory Fees Paid, Amount	$ 1,551,896
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$232,088,215	Portfolio Turnover	50%
Number of Holdings	58	30-Day SEC Yield (Class-Specific)	-0.08%
Net Advisory Fee	$1,551,896

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2025)
Top Sectors (%)[1]

Top 10 Holdings	(%)
Abacus Global Management, Inc.	6.9%
Equity Bancshares, Inc. - Class A	6.8%
Primis Financial Corp.	6.0%
VersaBank	5.1%
First Horizon Corp.	4.6%
Mechanics Bancorp - Class A	4.3%
Renasant Corp.	4.1%
Commercial Bancgroup, Inc.	3.8%
USCB Financial Holdings, Inc.	3.6%
Origin Bancorp, Inc.	3.2%
Top Industries (%)[1]
[9]
Updated Prospectus Web Address	www.rmbfunds.com/documents
Class I
Shareholder Report [Line Items]
Fund Name	RMB Mendon Financial Services Fund
Class Name	Class I
Trading Symbol	RMBLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RMB Mendon Financial Services Fund (the “Fund”) for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
Additional Information Phone Number	1-800-462-2392
Additional Information Website	www.rmbfunds.com/documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$115	1.08%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the third straight year, bank stocks shook off the underperformance during the first half of the year in the second half. Through a liquidity crisis in 2023, commercial real estate fears in 2024, and macro concerns related to tariff uncertainty in 2025, bank stocks have managed to demonstrate resiliency and deliver positive returns each of the past three years. The past three years have all felt similar, with an initial panic in the first quarter followed by a brief period of sentiment that the sector is too scary to invest in and the feeling from generalists that this could be the Great Financial Crisis all over again. Sometime in the back half of each year, the market seems to realize the fears were overblown, the stocks become too cheap to ignore, the tailwinds become relevant again, and bank stocks outperform in the back half. We could not have predicted the factors that drove the sell-offs in the first quarter of the last three years, but our fundamental knowledge of the sector allowed us to stick to our thesis through it all and outperform the  NASDAQ Bank Index in 2025. We believe the tailwinds of deregulation, the resulting mergers and acquisitions, a strong macro environment and tariff clarity, and a better shaped yield curve should continue to put wind in the sails of the sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (02/01/2017)
RMB Mendon Financial Services Fund Class I (without sales charge)	13.12	12.11	7.70
Russell 3000 Index Total Return	17.15	13.15	14.37
NASDAQ Bank Index Total Return	0.35	6.93	4.25

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.rmbfunds.com/our-funds/rmb-mendon-financial-services-fund and select the applicable share class for more recent performance information.
Net Assets	$ 232,088,215
Holdings Count | $ / shares	58
Advisory Fees Paid, Amount	$ 1,551,896
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$232,088,215	Portfolio Turnover	50%
Number of Holdings	58	30-Day SEC Yield (Class-Specific)	0.97%
Net Advisory Fee	$1,551,896

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2025)
Top Sectors (%)[1]

Top 10 Holdings	(%)
Abacus Global Management, Inc.	6.9%
Equity Bancshares, Inc. - Class A	6.8%
Primis Financial Corp.	6.0%
VersaBank	5.1%
First Horizon Corp.	4.6%
Mechanics Bancorp - Class A	4.3%
Renasant Corp.	4.1%
Commercial Bancgroup, Inc.	3.8%
USCB Financial Holdings, Inc.	3.6%
Origin Bancorp, Inc.	3.2%
Top Industries (%)[1]
[10]
Updated Prospectus Web Address	www.rmbfunds.com/documents
Class I
Shareholder Report [Line Items]
Fund Name	RMB International Fund
Class Name	Class I
Trading Symbol	RMBTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RMB International Fund (the “Fund”) for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
Additional Information Phone Number	1-800-462-2392
Additional Information Website	www.rmbfunds.com/documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$113	0.97%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund outperformed the MSCI EAFE benchmark primarily driven by strong stock selection and to a lesser degree sector allocation. Stock selection was strongest in Technology, Financials, and Health Care. Within Financials, European Banks outperformed meaningfully on improved fundamentals and a favorable macro environment. In Technology, hardware stocks tied into the expanding AI Capex cycle outperformed while software related stocks underperformed. Stock selection detracted from the Fund performance in Materials, Consumer, and Utilities. By region, Japan, Netherlands, Australia, Italy, and the United Kingdom were the strongest contributors while France, Spain, Switzerland and Germany were the largest detractors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/27/2017)
RMB International Fund Class I (without sales charge)	32.74	6.41	3.93
MSCI EAFE Index	31.22	8.92	7.22

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.rmbfunds.com/our-funds/rmb-international-fund for more recent performance information.
Net Assets	$ 295,391,524
Holdings Count | $ / shares	46
Advisory Fees Paid, Amount	$ 1,888,105
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$295,391,524	Portfolio Turnover	31%
Number of Holdings	46	30-Day SEC Yield (Class-Specific)	1.74%
Net Advisory Fee	$1,888,105

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2025)
Top Countries (%)

Top 10 Holdings	(%)
AstraZeneca PLC	3.9%
ING Groep N.V.	3.9%
UniCredit SpA	3.6%
ASML Holding N.V.	3.6%
Barclays PLC	3.5%
Schneider Electric SE	3.4%
Shell PLC	3.4%
ITOCHU Corp.	3.3%
Anheuser-Busch InBev SA/N.V.	3.1%
BAE Systems PLC	3.0%
Top Industries (%)[1]
[11]
Updated Prospectus Web Address	www.rmbfunds.com/documents
Class I
Shareholder Report [Line Items]
Fund Name	RMB Small Cap Fund
Class Name	Class I
Trading Symbol	RMBBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RMB Small Cap Fund (the “Fund”) for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
Additional Information Phone Number	1-800-462-2392
Additional Information Website	www.rmbfunds.com/documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$95	0.95%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund underperformed the Russell 3000® Index since risk controls are aligned with the Russell 2000® Index. With respect to the Russell 2000® Index, the Fund’s overweight to profitable, higher quality names drove the Fund’s underperformance this year. Profitable companies lagged unprofitable companies in 2025. Investor enthusiasm for speculative AI related verticals and biotech names drove an approximately 21% performance gap between unprofitable and profitable companies. Longer term, we believe that focusing on higher quality companies with solid track records of value creation in both growth and value universes should help performance against broader indices.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
RMB Small Cap Fund Class I (without sales charge)	-0.02	4.99	8.60
Russell 3000 Index Total Return	17.15	13.15	14.29
Russell 2000 Index Total Return	12.81	6.09	9.62

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.rmbfunds.com/our-funds/rmb-small-cap-fund for more recent performance information.
Net Assets	$ 129,330,260
Holdings Count | $ / shares	51
Advisory Fees Paid, Amount	$ 853,430
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$129,330,260	Portfolio Turnover	9%
Number of Holdings	51	30-Day SEC Yield (Class-Specific)	0.35%
Net Advisory Fee	$853,430

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2025)
Top Sectors (%)[1]

Top 10 Holdings	(%)
Curtiss-Wright Corp.	4.4%
Stifel Financial Corp.	4.0%
Monolithic Power Systems, Inc.	3.8%
TriCo Bancshares	3.6%
First American Government Obligations Fund - Class X	3.6%
EastGroup Properties, Inc.	3.5%
Carpenter Technology Corp.	3.5%
Eagle Materials, Inc.	3.1%
Stock Yards Bancorp, Inc.	2.9%
Fair Isaac Corp.	2.9%
Top Industries (%)[1]
[12]
Updated Prospectus Web Address	www.rmbfunds.com/documents
Class I
Shareholder Report [Line Items]
Fund Name	RMB SMID Cap Fund
Class Name	Class I
Trading Symbol	RMBMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RMB SMID Cap Fund (the “Fund”) for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
Additional Information Phone Number	1-800-462-2392
Additional Information Website	www.rmbfunds.com/documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$81	0.80%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund underperformed the Russell 3000® Index since risk controls are aligned with the Russell 2500® Index. With respect to the Russell 2500® Index, the Fund’s overweight to profitable, higher quality names drove the Fund’s underperformance this year. Profitable companies lagged unprofitable companies in 2025. Investor enthusiasm for speculative AI related verticals and biotech names drove an approximately 24% performance gap between unprofitable and profitable companies. Longer term, we believe that focusing on higher quality companies with solid track records of value creation in both growth and value universes should help performance against broader indices.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
RMB SMID Cap Fund Class I (without sales charge)	2.55	6.55	10.56
Russell 3000 Index Total Return	17.15	13.15	14.29
Russell 2500 Index Total Return	11.91	7.26	10.40

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.rmbfunds.com/our-funds/rmb-smid-cap-fund for more recent performance information.
Net Assets	$ 70,183,080
Holdings Count | $ / shares	54
Advisory Fees Paid, Amount	$ 319,248
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$70,183,080	Portfolio Turnover	12%
Number of Holdings	54	30-Day SEC Yield (Class-Specific)	0.25%
Net Advisory Fee	$319,248

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2025)
Top Sectors (%)[1]

Top 10 Holdings	(%)
Monolithic Power Systems, Inc.	4.2%
Curtiss-Wright Corp.	3.9%
Fair Isaac Corp.	3.3%
Markel Group, Inc.	3.2%
HEICO Corp.	3.2%
Applied Industrial Technologies, Inc.	3.0%
Eagle Materials, Inc.	2.9%
EastGroup Properties, Inc.	2.8%
Steel Dynamics, Inc.	2.8%
West Pharmaceutical Services, Inc.	2.8%
Top Industries (%)[1]
[13]
Updated Prospectus Web Address	www.rmbfunds.com/documents
Class I
Shareholder Report [Line Items]
Fund Name	RMB Quality Intermediate Core Fund
Class Name	Class I
Trading Symbol	RMBQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RMB Quality Intermediate Core Fund (the “Fund”) for the period of September 22, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
Additional Information Phone Number	1-800-462-2392
Additional Information Website	www.rmbfunds.com/documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Class I	$10	0.35%
[14],[15]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Since the September 2025 launch, the Fund modestly outperformed the  Bloomberg Intermediate Gov/Credit A+ Index. The return reflects the portfolio’s disciplined focus on high-quality credit selection, yield curve positioning, and duration management. The U.S. investment-grade fixed income market concluded the year with positive total returns across all sectors. Credit and securitized sectors outperformed comparable-duration U.S. Treasuries, with the excess return primarily attributable to their higher yield carry. The Fund captured incremental returns from both credit and securitized sectors; however, as the fourth quarter progressed, we viewed the risk/reward in corporate credit as increasingly asymmetric. Accordingly, we underweighted that sector and reallocated toward high-quality securitized products with better relative value profiles, including agency mortgage-backed securities (MBS) and agency collateralized mortgage obligations (CMOs) that ultimately benefited from continued spread tightening amid supportive technicals.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/22/2025)
RMB Quality Intermediate Core Fund Class I (without sales charge)	1.18
Bloomberg U.S. Aggregate Bond Index	1.19
Bloomberg Intermediate A+ U.S. Government/Credit Index	1.17

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.rmbfunds.com/our-funds/rmb-quality-intermediate-core-fund for more recent performance information.
Net Assets	$ 198,805,300
Holdings Count | $ / shares	160
Advisory Fees Paid, Amount	$ 41,848
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$198,805,300	30-Day SEC Yield (Class-Specific)	3.66%
Number of Holdings	160	30-Day SEC Yield (Unsubsidized) (Class-Specific)	3.47%
Net Advisory Fee	$41,848	Effective Duration	4.08 years
Portfolio Turnover	0%	Weighted Average Life	4.55 years
Average Credit Quality	AA-

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2025)

Security Type	(%)
U.S. Treasury Securities	62.2%
Collateralized Mortgage Obligations	13.2%
Corporate Bonds	10.4%
U.S. Treasury Bills	9.0%
Money Market Funds	3.3%
Mortgage-Backed Securities	1.1%
Cash & Other	0.8%

Credit Breakdown	(%)
AAA	3.3%
AA	87.9%
A	6.4%
BBB	2.4%

Updated Prospectus Web Address	www.rmbfunds.com/documents
Class I
Shareholder Report [Line Items]
Fund Name	RMB Quality Intermediate Tax-Exempt Municipal Fund
Class Name	Class I
Trading Symbol	RMBVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RMB Quality Intermediate Tax-Exempt Municipal Fund (the “Fund”) for the period of September 22, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
Additional Information Phone Number	1-800-462-2392
Additional Information Website	www.rmbfunds.com/documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Class I	$10	0.35%
[16],[17]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Since the September 2025 launch, the Fund materially outperformed the ICE  BofA 1-12 Year AAA-AA Municipal Index. The Fund’s strong relative performance reflects opportunistic yield curve positioning combined with disciplined high-quality security selection. The U.S. investment-grade tax-exempt municipal market ended the year with gains across all maturities and credit sectors. The fourth quarter featured a continued late-year rebound in municipal bonds, supported by robust investor demand, seasonally lighter new-issue supply, and improving relative valuations versus taxable alternatives. The primary driver of the Fund’s excess returns was its maintenance of a barbelled duration structure along the yield curve, providing meaningful price appreciation as the curve flattened. Security selection provided an additional positive contribution sourcing high-quality issues at advantageous valuations compared to broader market levels.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/22/2025)
RMB Quality Intermediate Tax-Exempt Municipal Fund Class I (without sales charge)	1.36
ICE BofA US Municipal Securities Index Total Return	1.24
ICE BofA 1-12 Year AAA-AA Municipal Securities Index Total Return	0.59

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.rmbfunds.com/our-funds/rmb-quality-intermediate-tax-exempt-municipal-fund for more recent performance information.
Net Assets	$ 102,757,213
Holdings Count | $ / shares	471
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$102,757,213	30-Day SEC Yield (Class-Specific)	2.79%
Number of Holdings	471	30-Day SEC Yield (Unsubsidized) (Class-Specific)	2.48%
Net Advisory Fee	$0	Effective Duration	4.46 years
Portfolio Turnover	1%	Weighted Average Life	4.24 years
Average Credit Quality	AA-

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (% of net assets as of December 31, 2025)

Security Type	(%)
Municipal Bonds	91.2%
Money Market Funds	8.0%
Cash & Other	0.8%

Credit Breakdown	(%)
AAA	28.9%
AA	70.7%
A	0.4%

Updated Prospectus Web Address	www.rmbfunds.com/documents

[1]
†	Class A shares incur a maximum initial sales charge of 5.00%.

[2]
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi Capital, LLC.

[3]
†	Class C shares are subject to a 1.00% contingent deferred sales charge (CDSC) if redeemed within one year after purchase.

[4]
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi Capital, LLC.

[5]
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi Capital, LLC.

[6]
†	Class A shares incur a maximum initial sales charge of 5.00%.

[7]
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi Capital, LLC.

[8]
†	Class C shares are subject to a 1.00% contingent deferred sales charge (CDSC) if redeemed within one year after purchase.

[9]
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi Capital, LLC.

[10]
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi Capital, LLC.

[11]
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi Capital, LLC.

[12]
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi Capital, LLC.

[13]
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi Capital, LLC.

[14]
**	Annualized

[15]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[16]
**	Annualized

[17]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.